UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2016

Date of reporting period:  April 30, 2016

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Investor Class
Institutional Class

SEMI-ANNUAL REPORT
April 30, 2016

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Expense Example	7
Sector Allocation of Portfolio Assets	10
Schedule of Investments	12
Statements of Assets And Liabilities	26
Statements of Operations	30
Statements of Changes In Net Assets	32
Financial Highlights	39
Notes to Financial Statements	46
Notice to Shareholders	60
Approval of Investment Advisory Agreement	61
Householding	69
Privacy Notice	70

May 24, 2016

Dear Shareholder:

The fiscal six-month period ended April 30, 2016, was characterized by divergent market trends. A continuation of price momentum in the last two months of the 2015 calendar year gave way to a sharp increase in volatility in January and February as sustained pressure on commodity prices resulted in growing concerns regarding the impact of potential bankruptcies on global financial institutions.  As a result, equity markets experienced a steep sell-off with many of the market’s more industrial subsectors entering bear market territory.  Possibly as the result of declines in share prices which made the risk/reward opportunity too compelling to ignore, value stocks subsequently outperformed their growth counterparts and U.S. equity indices ended the six month period well off their lows.  For the first time in many periods, value outperformed growth equities as measured by the returns of the Russell 3000® Value Index and the Russell 3000® Growth Index, the former returning 1.87% gross of fees for the six-month period ended April 30, 2016, versus -1.64% for its growth-oriented counterpart. Nevertheless, much of this outperformance came from a narrow subset of the market in March 2016 with more deeply cyclical sectors lagging their less cyclical counterparts.  Accordingly, the Huber Capital Equity Income Fund (“Equity Income Fund”), Huber Capital Small Cap Value Fund (“Small Cap Value Fund”) and Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”) (each, a “Fund,” collectively, the “Funds”) each underperformed their respective benchmarks during the six-month period ended April 30, 2016.  The Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) underperformed its respective benchmark for the period since its inception on December 31, 2015 to April 30, 2016.

Equity Income Fund Review

For the fiscal six-month period ended April 30, 2016, the Equity Income Fund Investor Class and Institutional Class returned -2.71% and -2.53%, respectively, underperforming the 1.93% total return of the Russell 1000® Value Index and the 0.43% total return of the S&P 500® Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were Consumer Staples and Materials & Processing, while the sectors that detracted the most from relative performance were Energy, Financial Services and Producer Durables. Cash was a detractor due to positive market performance during the period. Stocks that were most additive to relative performance were Golar LNG Partners LP (GMLP) (“Golar”), Exelon Corporation (EXC) (“Exelon”) and Tyson Foods, Inc. (TSN) (“Tyson Foods”). Stocks that detracted the most from relative performance were KBR, Inc. (KBR) (“KBR”), Euronav NV (EURN) (“Euronav”) and Ensco plc (ESV) (“Ensco”).

The Equity Income Fund was most positively impacted by its ownership in Golar. Golar, a master limited partnership that owns and operates floating storage, regasification units and liquefied natural gas tankers, rebounded from weakness as investors became more comfortable with improving demand and supply trends. Exelon, the largest producer of merchant nuclear power in the U.S., experienced strong performance on higher than expected prices, allowing the company to continue to operate plants which would have been unprofitable.  Further strength was experienced on receipt of approval for a large, accretive acquisition. Tyson Foods, a food production company, demonstrated continued, solid operating performance and investors anticipated revenue tailwinds due in part to a weakening dollar.

The Equity Income Fund was negatively impacted the most by its ownership in KBR. KBR, a construction and engineering company, continues to operate strongly with net cash on its balance sheet; however, its share price declined in sympathy with a drop in oil. Euronav, an oil tanker transportation company, experienced weakness on a competitor’s dividend cut. Ensco, a deep water driller, experienced share price weakness on a continued decline in oil prices and a subsequent downgrade by a ratings agency irrespective of what we estimate will be positive free cash flow on falling capital investment. Both stocks were pressured by forced selling by energy funds.

Small Cap Value Fund Review

For the fiscal six-month period ended April 30, 2016, the Small Cap Value Fund Investor Class and Institutional Class returned -8.25% and -8.17%, respectively, underperforming the 1.18% total return of the Russell 2000® Value Index benchmark and the -1.90% total return of the Russell 2000® Index.  Sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 2000® Value Index were Financial Services and Health Care, while the sectors that detracted the most from relative performance were Producer Durables, Consumer Discretionary and Materials & Processing. Stocks that were most additive to relative performance were Government Properties Income Trust (GOV) (“Government Properties”), Science Applications International (SAIC) (“Science Applications”) and Kaiser Aluminum Corporation (KALU) (“Kaiser”). Stocks that detracted the most from relative performance were Teekay Tankers Ltd. (TNK) (“Teekay”), Iconix Brand Group, Inc. (ICON) (“Iconix”), Arris Group, Inc. (ARRS) (“Arris”) and Virtus Investment Partners, Inc. (VRTS) (“Virtus”).

The Fund was most positively impacted by its ownership of Government Properties Income Trust.  Government Properties Income Trust, a real estate investment trust that owns properties leased primarily to the U.S. government, gained as the U.S. Federal Reserve Board signaled a more measured approach to raising the Fed Funds rate. Science Applications, a provider of technical, engineering and enterprise information technology services primarily to the U.S. government, gained on much improved and better-than-expected free cash flow performance. Kaiser, a producer of semi-fabricated specialty aluminum products, saw share price deterioration due to its exposure to commodities; however, its share price bounced back from prior periods.

The Fund was negatively impacted the most by its ownership in Teekay. Shares of Teekay Tankers, a provider of seaborne transportation to oil industries, came under pressure after its parent and one of its sibling companies reduced their dividends in order to satisfy entity-specific capital commitments.  With ample contract coverage, steadily improving industry fundamentals, visible (and readily quantifiable) capital obligations and no recourse with respect to the financial obligations of either the parent or the sibling subsidiary, we believe Teekay represents a very attractive investment opportunity. Iconix, a company engaged in the licensing and marketing of consumer brands, saw its share price rebound following the successful refinancing of a large piece of debt at better-than-expected terms. With balance sheet concerns seemingly behind, a good stable of consumer brands and sustainable high levels of free cash flow, we believe Iconix is attractive from a risk/reward perspective. Arris, a manufacturer of communications technology for broadband providers, gave back some of its strong prior period performance as the company announced a postponement in expected improvement in end markets. Shares of Virtus, a company that provides investment products to individuals and institutions, were weak after fourth quarter results indicated continued outflows from products formerly managed by sub-advisor F-Squared. The rest of the business appears to be solid and, even assuming no credit for a sizable balance of cash, we believe the company’s stock represents an attractive investment opportunity.

Diversified Large Cap Value Fund Review

For the fiscal six-month period ended April 30, 2016, the Diversified Large Cap Value Fund Investor Class and Institutional Class returned -0.64% and -0.57%, respectively, underperforming the 1.93% total return of the Russell 1000® Value Index and the 0.43% total return of the broader S&P 500® Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were Consumer Staples and Technology, while the sectors that detracted the most from relative performance were Financial Services, Producer Durables and Health Care. Cash was a detractor due to positive market performance during the period.  Stocks that were most additive to relative performance were Golar, Exelon and Tyson Foods. Stocks that detracted the most from relative performance were Euronav, KBR and Ensco.

The Fund’s largest positive contributors, Golar, Exelon and Tyson Foods, were previously discussed in the Equity Income Fund Review section of this letter, as were its largest detractors, Euronav, KBR and Ensco.  Please refer to that section for more detail.

Mid Cap Value Fund Review

The Mid Cap Value Fund’s inception was December 31, 2015. The review is based on a four-month period ended April 30, 2016. The Mid Cap Value Fund Investor Class and Institutional Class returned 1.40% and 1.60%, respectively, underperforming the 6.15% total return of the Russell Midcap® Value Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell Midcap® Value Index were Consumer Staples and

Health Care, while the sectors that detracted the most from relative performance were Financial Services, Energy and Producer Durables. Stocks that were most additive to relative performance were Golar, Government Properties and Iconix. Stocks that detracted the most from relative performance were EZCorp, Inc. (EZPW) (“EZCorp”), Teekay, and Arris.

The Fund’s largest positive contributors, Golar, Government Properties and Iconix, were previously discussed in the earlier sections of this letter, as were its largest detractors, Teekay and Arris. Please refer to that section for more detail.

Shares of EZCorp, a payday loan business operating in the United States and Mexico, declined during the period as the termination of its non-pawn, payday business continued to negatively impact results.  The company’s pawn business, however, started to improve, benefiting from a narrower operational focus and a much-anticipated cyclical upturn.  Trading at a very low multiple of normalized earnings and with a much simplified organizational structure, we continue to believe that the stock represents a very attractive investment opportunity.

Outlook

While value equities outperformed their growth counterparts for the six-month period ended April 30, 2016, relative performance was somewhat choppy, generally not broad-based and somewhat dependent on the metric observed.  Additionally, while a more broad-based value trend has become more noticeable during the second calendar quarter, there have also been strong reversions to the price momentum trend that has been predominant since late 2013.  Thus, it remains uncertain whether or not investors will continue to reward names based on prior stock price appreciation, or if there will be a more protracted return to a focus on fundamentals.  If value continues to remain in favor, barring any stock specific issues, it is our view that portfolio companies with strong fundamentals and valuation support should benefit.

As a 100% bottom-up investment manager, we have no macroeconomic overlay in the portfolio construction process.  As such, we strive to maintain neutrality with respect to the weight of important factors in the macro-economy.  As benchmark sector weights may be distorted over shorter time periods due to asset flows and, in our view, the misclassification of certain securities, we may at certain times appear over or underweight relative to the sector weights of the Funds’ corresponding benchmarks.  Currently, the Equity Income Fund and the Diversified Large Cap Value Fund are overweight Consumer Discretionary, Consumer Staples, Health Care, Materials & Processing and Producer Durables, and underweight Energy, Financial Services, Technology and Utilities.  The Small Cap Value Fund is overweight Consumer Discretionary, Producer Durables and Materials & Processing, and underweight Energy, Financial Services, Health Care, Technology and Utilities.  The Mid Cap Value Fund is overweight Materials & Processing, Producer Durables and Technology, and underweight Consumer Discretionary, Consumer Staples, Energy, Financial Services, Health Care and Utilities.

Thank you for your support and for entrusting us with your investment dollars.  We continue to work hard to earn your trust and aim to meet your investment needs in the years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio.  Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably.  When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.

The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value market.

The Russell Midcap® Value Index (“RMV”) measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index.  The Funds’ returns may not correlate with the returns of their benchmark indexes.

Free Cash Flow is cash flow from operations less maintenance capital expenditures.  It is the cash flow, after required reinvestment in the business to sustain existing operations that can be used for expansion, dividends, acquisitions, and share buybacks amongst other uses.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

EXPENSE EXAMPLE – April 30, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund (“Equity Income Fund”), Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), and Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”) Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/15 – 4/30/16).  The Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) Example is based on an investment of $1,000 invested at its inception on December 31, 2015 and held through April 30, 2016.

Actual Expenses
For each class of the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  As of April 1, 2016, actual net expenses are limited to 1.39% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.75% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund, 1.15% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund, and 1.40% for Investor Class shares and 1.10% for Institutional Class shares of the Mid Cap Value Fund per the operating expenses limitation agreement.  Prior to April 1, 2016, actual net expenses per the operating expenses limitation agreement were limited to 1.49% for Investor Class shares of the Equity Income Fund, 1.85% for Investor Class shares of the Small Cap Value Fund, 1.25% for Investor Class shares of the Diversified Large Cap Value Fund and 1.50% for Investor Class shares of the Mid Cap Value Fund. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Huber Funds

EXPENSE EXAMPLE – April 30, 2016 (Unaudited), Continued

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/15	4/30/16	11/1/15 – 4/30/16	Ratio*

Investor Class
Actual	$1,000.00	$ 972.90	$6.62	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.15	$6.77	1.35%

Institutional Class
Actual	$1,000.00	$ 974.70	$4.86	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.94	$4.97	0.99%

Small Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/15	4/30/16	11/1/15 – 4/30/16	Ratio*

Investor Class
Actual	$1,000.00	$ 917.50	$7.68	1.61%
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.86	$8.07	1.61%

Institutional Class
Actual	$1,000.00	$ 918.30	$6.44	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.15	$6.77	1.35%

Huber Funds

EXPENSE EXAMPLE – April 30, 2016 (Unaudited), Continued

Diversified Large Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/15	4/30/16	11/1/15 – 4/30/16	Ratio*

Investor Class
Actual	$1,000.00	$ 993.60	$4.96	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

Institutional Class
Actual	$1,000.00	$ 994.30	$3.72	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.13	$3.77	0.75%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.

Mid Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	12/31/15	4/30/16	12/31/15 – 4/30/16	Ratio**

Investor Class
Actual	$1,000.00	$1,014.00	$4.86	1.46%
Hypothetical (5% return
before expenses)	$1,000.00	$1,011.70	$4.86	1.46%

Institutional Class
Actual	$1,000.00	$1,016.00	$3.67	1.10%
Hypothetical (5% return
before expenses)	$1,000.00	$1,012.89	$3.66	1.10%

**
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 121 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2016 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2016 (Unaudited), Continued

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 98.41%	Value

	Advertising Agencies - 1.56%
216,000	Aimia, Inc. (a)	$1,473,129

	Aerospace & Defense - 4.03%
18,400	Northrop Grumman Corp.	3,795,184

	Air Transport - 1.47%
8,400	FedEx Corp.	1,386,924

	Aluminum - 1.39%
117,300	Alcoa, Inc.	1,310,241

	Banks: Diversified - 1.87%
42,300	SunTrust Banks, Inc.	1,765,602

	Chemicals: Diversified - 1.05%
12,400	BASF SE - ADR	989,768

	Computer Services, Software
	& Systems - 7.91%
151,000	CA Inc.	4,478,660
59,700	Microsoft Corp.	2,977,239
		7,455,899

	Computer Technology - 1.05%
31,800	Hewlett Packard Enterprise Co.	529,788
37,800	HP, Inc.	463,806
		993,594

	Consumer Lending - 1.88%
99,720	Ally Financial, Inc. (b)	1,776,013

	Diversified Financial Services - 12.20%
291,800	Bank of America Corp.	4,248,608
81,300	Citigroup, Inc.	3,762,564
55,200	JPMorgan Chase & Co.	3,488,640
		11,499,812

	Diversified Retail - 0.94%
13,200	Wal-Mart Stores, Inc.	882,684

	Electronic Components - 0.64%
10,210	TE Connectivity Ltd.	607,291

	Engineering & Contracting Services - 5.88%
356,430	KBR, Inc.	5,546,051

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited), Continued

Shares		Value

	Foods - 6.33%
22,100	ConAgra Foods, Inc.	$984,776
60,583	Herbalife Ltd. (b)	3,510,785
22,300	Tyson Foods, Inc. - Class A	1,467,786
		5,963,347

	Homebuilding - 1.53%
40,181	Lennar Corp. - Class B	1,444,909

	Household Equipment & Products - 2.29%
37,148	Tupperware Brands Corp.	2,157,184

	Insurance: Life - 4.89%
250,900	CNO Financial Group, Inc.	4,609,033

	Insurance: Multi-Line - 3.06%
27,300	American International Group, Inc.	1,523,886
41,904	Voya Financial, Inc.	1,360,623
		2,884,509

	Offshore Drilling & Other Services - 2.21%
173,914	Ensco plc - Class A	2,080,011

	Oil: Integrated - 2.35%
30,000	BP plc - ADR	1,007,400
22,930	Royal Dutch Shell plc - Class A - ADR	1,212,768
		2,220,168

	Pharmaceuticals - 12.84%
4,400	Allergan plc (a)(b)	952,864
48,400	Eli Lilly & Co.	3,655,652
58,700	Merck & Co., Inc.	3,219,108
130,700	Pfizer, Inc.	4,275,197
		12,102,821

	Shipping - 6.29%
278,300	Euronav SA (a)	3,025,121
171,712	Golar LNG Partners LP (a)	2,907,084
		5,932,205

	Specialty Retail - 1.39%
9,800	Home Depot, Inc.	1,312,122

	Steel - 2.89%
76,904	Carpenter Technology Corp.	2,723,170

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited), Continued

Shares		Value

	Telecommunications Equipment - 1.81%
74,800	ARRIS International plc (a)(b)	$1,703,196

	Tobacco - 4.37%
42,000	Philip Morris International, Inc.	4,121,040

	Utilities: Electrical - 4.29%
20,000	Entergy Corp.	1,503,600
72,300	Exelon Corp.	2,537,007
		4,040,607
	TOTAL COMMON STOCKS
	(Cost $79,572,605)	92,776,514

	SHORT-TERM INVESTMENTS - 1.74%
821,074	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.23% (c)	821,074
821,073	First American Tax Free Obligations
	Fund - Class Z, 0.16% (c)	821,073
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,642,147)	1,642,147
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $81,214,752) - 100.15%	94,418,661
	Liabilities in Excess
	of Other Assets - (0.15)%	(136,984)
	NET ASSETS - 100.00%	$94,281,677

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 100.58%	Value

	Advertising Agencies - 2.53%
514,300	Aimia, Inc. (a)	$3,507,526

	Aluminum - 3.07%
44,895	Kaiser Aluminum Corp.	4,257,393

	Asset Management & Custodian - 8.17%
132,385	OM Asset Management plc	1,776,607
1,239,900	Uranium Participation Corp. (a)(b)	4,565,504
64,000	Virtus Investment Partners, Inc.	5,006,080
		11,348,191

	Banks: Diversified - 9.86%
18,624	First Citizens BancShares, Inc. - Class A	4,749,120
403,988	First Horizon National Corp.	5,688,151
446,037	Park Sterling Corp.	3,256,070
		13,693,341

	Chemicals: Specialty - 4.69%
134,759	Innospec, Inc.	6,516,945

	Commercial Vehicles & Parts - 0.88%
57,338	Miller Industries, Inc.	1,219,006

	Computer Services, Software
	& Systems - 3.87%
101,144	Science Applications International Corp.	5,369,735

	Consumer Lending - 2.13%
315,008	EZCORP, Inc. - Class A (b)	1,559,290
33,360	Nelnet, Inc. - Class A	1,398,118
		2,957,408

	Containers & Packaging - 0.67%
37,434	UFP Technologies, Inc. (b)	930,235

	Diversified Manufacturing
	Operations - 2.02%
395,257	Harsco Corp.	2,802,372

	Engineering & Contracting Services - 9.18%
61,464	Argan, Inc.	2,100,839
684,360	KBR, Inc.	10,648,642
		12,749,481

	Equity REIT - Timber - 0.96%
125,743	CatchMark Timber Trust, Inc. - Class A	1,334,133

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited), Continued

Shares		Value

	Health Care Equipment & Surplus - 1.03%
34,478	CONMED Corp.	$1,428,079

	Health Care Facilities - 1.40%
61,538	Tenet Healthcare Corp. (b)	1,950,139

	Homebuilding - 2.31%
227,543	William Lyon Homes - Class A (b)	3,208,356

	Household Equipment & Products - 4.66%
111,545	Tupperware Brands Corp.	6,477,418

	Insurance: Life - 5.41%
359,957	CNO Financial Group, Inc.	6,612,410
143,492	Health Insurance
	Innovations, Inc. - Class A (b)	893,955
		7,506,365

	Office Supplies Equipment - 2.26%
81,400	Lexmark International, Inc. - Class A	3,142,040

	Paper - 1.45%
110,280	Kapstone Paper and Packaging Corp.	1,752,349
30,900	Mercer International, Inc.	259,560
		2,011,909

	Real Estate Investment Trusts (REITs) - 9.61%
328,609	Government Properties Income Trust	6,217,282
238,951	Granite Real Estate Investment Trust (a)	7,123,130
		13,340,412

	Restaurants - 3.53%
151,200	Boston Pizza Royalties Income Fund (a)(c)	2,236,608
243,400	Pizza Pizza Royalty Corp. (a)	2,663,491
		4,900,099

	Shipping - 5.15%
1,815,821	Teekay Tankers Ltd. - Class A	7,154,335

	Steel - 3.16%
124,023	Carpenter Technology Corp.	4,391,654

	Telecommunications Equipment - 3.47%
211,906	ARRIS International plc (a)(b)	4,825,100

	Textiles, Apparel & Shoes - 4.50%
736,353	Iconix Brand Group, Inc. (b)	6,244,273

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited), Continued

Shares		Value

	Utilities: Electrical - 4.61%
115,310	Great Plains Energy, Inc.	$3,601,131
70,414	Portland General Electric Co.	2,796,844
		6,397,975
	TOTAL COMMON STOCKS
	(Cost $145,423,446)	139,663,920
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $145,423,446) - 100.58%	139,663,920
	Liabilities in Excess
	of Other Assets - (0.58)%	(811,544)
	NET ASSETS - 100.00%	$138,852,376

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Securities are considered illiquid. As of April 30, 2016, the value of these investments was $2,236,608 or 1.61% of net assets.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 96.97%	Value

	Advertising Agencies - 1.33%
13,000	Aimia, Inc. (a)	$88,660

	Aerospace & Defense - 3.72%
1,200	Northrop Grumman Corp.	247,512

	Air Transport - 1.74%
700	FedEx Corp.	115,577

	Aluminum - 1.39%
8,300	Alcoa, Inc.	92,711

	Banks: Diversified - 1.63%
2,600	SunTrust Banks, Inc.	108,524

	Chemicals: Diversified - 1.08%
900	BASF SE - ADR	71,838

	Computer Services, Software
	& Systems - 8.74%
10,500	CA, Inc.	311,430
4,700	Microsoft Corp.	234,389
900	Oracle Corp.	35,874
		581,693

	Computer Technology - 0.94%
1,700	Hewlett Packard Enterprise Co.	28,322
2,800	HP, Inc.	34,356
		62,678

	Consumer Lending - 1.47%
5,500	Ally Financial, Inc. (b)	97,955

	Diversified Financial Services - 11.53%
18,400	Bank of America Corp.	267,903
5,200	Citigroup, Inc.	240,656
4,100	JPMorgan Chase & Co.	259,120
		767,679

	Diversified Retail - 0.90%
900	Wal-Mart Stores, Inc.	60,183

	Electronic Components - 0.80%
900	TE Connectivity Ltd.	53,532

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited), Continued

Shares		Value

	Engineering & Contracting Services - 6.69%
544	Fluor Corp.	$29,735
26,700	KBR, Inc.	415,452
		445,187

	Financial Data & Systems - 0.47%
1,500	First Data Corp. - Class A (b)	17,085
150	Mastercard, Inc. - Class A	14,549
		31,634

	Foods - 6.60%
2,400	ConAgra Foods, Inc.	106,944
3,580	Herbalife Ltd. (b)	207,461
1,900	Tyson Foods, Inc. - Class A	125,058
		439,463

	Homebuilding - 0.70%
1,288	Lennar Corp. - Class B	46,316

	Household Equipment & Products - 1.57%
1,800	Tupperware Brands Corp.	104,526

	Insurance: Life - 4.87%
17,638	CNO Financial Group, Inc.	324,010

	Insurance: Multi-Line - 1.88%
900	American International Group, Inc.	50,238
2,300	Voya Financial, Inc.	74,681
		124,919

	Offshore Drilling & Other Services - 2.19%
12,185	Ensco plc - Class A	145,733

	Oil: Integrated - 2.84%
3,100	BP plc - ADR	104,098
1,600	Royal Dutch Shell plc - Class A - ADR	84,624
		188,722

	Pharmaceuticals - 13.17%
300	Allergan plc (a)(b)	64,968
3,600	Eli Lilly & Co.	271,908
4,600	Merck & Co., Inc.	252,264
8,800	Pfizer, Inc.	287,848
		876,988

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited), Continued

Shares		Value

	Scientific Instruments:
	Control & Filter - 0.37%
500	Flowserve Corp.	$24,405

	Shipping - 5.55%
14,800	Euronav SA (a)	160,876
12,300	Golar LNG Partners LP (a)	208,239
		369,115

	Specialty Retail - 0.20%
100	Home Depot, Inc.	13,389

	Steel - 1.92%
3,600	Carpenter Technology Corp.	127,476

	Telecommunications Equipment - 1.37%
4,000	ARRIS International plc (a)(b)	91,080

	Tobacco - 4.57%
3,100	Philip Morris International, Inc.	304,172

	Utilities: Electrical - 5.84%
700	American Electric Power Co., Inc.	44,450
1,500	Entergy Corp.	112,770
5,600	Exelon Corp.	196,504
300	NextEra Energy, Inc.	35,274
		388,998

	Utilities: Telecommunications - 0.90%
600	Verizon Communications, Inc.	30,564
900	Vodafone Group plc - ADR	29,466
		60,030
	TOTAL COMMON STOCKS
	(Cost $5,989,300)	6,454,705

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 3.34%	Value
111,237	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.23% (c)	$111,237
111,236	First American Tax Free Obligations
	Fund - Class Z, 0.16% (c)	111,236
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $222,473)	222,473
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,211,773) - 100.31%	6,677,178
	Liabilities in Excess
	of Other Assets - (0.31)%	(20,681)
	NET ASSETS - 100.00%	$6,656,497

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is 7-day annualized yield as of April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited)

Shares	COMMON STOCKS - 97.69%	Value

	Advertising Agencies - 0.37%
700	Aimia, Inc. (a)	$4,774

	Aluminum - 4.06%
1,300	Alcoa, Inc.	14,521
400	Kaiser Aluminum Corp.	37,932
		52,453

	Asset Management & Custodian - 9.05%
800	OM Asset Management plc	10,736
16,100	Uranium Participation Corp. (a)(b)	59,283
600	Virtus Investment Partners, Inc.	46,932
		116,951

	Banks: Diversified - 9.00%
100	First Citizens BancShares, Inc. - Class A	25,500
2,600	First Horizon National Corp.	36,608
1,300	SunTrust Banks, Inc.	54,262
		116,370

	Chemicals: Specialty - 3.37%
900	Innospec, Inc.	43,524

	Computer Services, Software
	& Systems - 4.90%
1,600	CA, Inc.	47,456
300	Science Applications International Corp.	15,927
		63,383

	Computer Technology - 0.90%
700	Hewlett Packard Enterprise Co.	11,662

	Consumer Lending - 0.55%
400	Ally Financial, Inc. (b)	7,124

	Diversified Manufacturing Operations - 1.59%
2,900	Harsco Corp.	20,561

	Engineering & Contracting Services - 7.59%
6,300	KBR, Inc.	98,028

	Foods - 5.30%
200	ConAgra Foods, Inc.	8,912
800	Herbalife Ltd. (b)	46,360
200	Tyson Foods, Inc. - Class A	13,164
		68,436

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited), Continued

Shares		Value

	Health Care Equipment & Surplus - 0.96%
300	CONMED Corp.	$12,426

	Health Care Facilities - 1.96%
800	Tenet Healthcare Corp. (b)	25,352

	Homebuilding - 0.83%
300	Lennar Corp. - Class B	10,788

	Household Equipment & Products - 3.60%
800	Tupperware Brands Corp.	46,456

	Insurance: Life - 3.70%
2,600	CNO Financial Group, Inc.	47,762

	Insurance: Multi-Line - 0.75%
300	Voya Financial, Inc.	9,741

	Office Supplies Equipment - 2.09%
700	Lexmark International, Inc. - Class A	27,020

	Offshore Drilling & Other Services - 2.13%
2,300	Ensco plc - Class A	27,508

	Paper - 2.18%
1,100	Kapstone Paper and Packaging Corp.	17,479
1,266	Mercer International, Inc.	10,634
		28,113

	Real Estate Investment Trusts (REITs) - 8.31%
3,000	Government Properties Income Trust	56,760
1,700	Granite Real Estate Investment Trust (a)	50,677
		107,437

	Shipping - 11.50%
2,400	Euronav SA (a)	26,088
3,000	Golar LNG Partners LP (a)	50,790
18,218	Teekay Tankers Ltd. - Class A	71,779
		148,657

	Steel - 1.37%
500	Carpenter Technology Corp.	17,705

	Telecommunications Equipment - 3.52%
2,000	ARRIS International plc (a)(b)	45,540

	Textiles, Apparel & Shoes - 3.54%
5,400	Iconix Brand Group, Inc. (b)	45,792

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2016 (Unaudited), Continued

Shares		Value

	Utilities: Electrical - 4.57%
300	Entergy Corp.	$22,554
700	Exelon Corp.	24,563
300	Portland General Electric Co.	11,916
		59,033
	TOTAL COMMON STOCKS
	(Cost $1,180,879)	1,262,596

	SHORT-TERM INVESTMENTS - 2.62%
16,928	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.23% (c)	16,928
16,929	First American Tax Free Obligations
	Fund - Class Z, 0.16% (c)	16,929
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,857)	33,857
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,214,736) - 100.31%	1,296,453
	Liabilities in Excess
	of Other Assets - (0.31)%	(4,065)
	NET ASSETS - 100.00%	$1,292,388

ADR –American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2016.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2016 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value:
(identified cost $81,214,752 and
$145,423,446, respectively)	$94,418,661	$139,663,920
Cash	24,288	—
Receivables
Fund shares sold	73,212	236,531
Investment securities sold	25,403	1,305,545
Dividends and interest	54,447	258,985
Dividend tax reclaim	8,621	6,778
Prepaid expenses	15,530	19,197
Total assets	94,620,162	141,490,956
LIABILITIES
Payables
Due to custodian	—	1,562,084
Fund shares purchased	146,500	437,276
Investment securities purchased	—	260,951
Advisory fees	51,168	122,015
12b-1 distribution fees	23,586	47,642
Administration fees	31,720	40,645
Audit fees	10,290	10,287
Chief Compliance Officer fee	2,977	2,977
Custody fees	4,868	13,029
Fund accounting fees	16,274	27,594
Shareholder servicing fees	22,810	62,462
Transfer agent fees and expenses	17,821	35,516
Accrued expenses	10,471	16,102
Total liabilities	338,485	2,638,580
NET ASSETS	$94,281,677	$138,852,376

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2016 (Unaudited), Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$18,600,519	$32,280,825
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,475,097	2,340,601
Net asset value, offering and redemption
price per share (Note 1)	$12.61	$13.79
Institutional Class
Net assets applicable to shares outstanding	$75,681,158	$106,571,551
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	5,991,137	7,635,107
Net asset value, offering and redemption
price per share (Note 1)	$12.63	$13.96
COMPONENTS OF NET ASSETS
Paid-in capital	$90,006,206	$153,212,008
Undistributed net investment income	365,348	779,350
Accumulated net realized loss on investments
and foreign currency	(9,293,786)	(9,379,662)
Net unrealized appreciation/(depreciation) on investments
and foreign currency	13,203,909	(5,759,320)
Net assets	$94,281,677	$138,852,376

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2016 (Unaudited)

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value:
(identified cost $6,211,773 and
$1,214,736, respectively)	$6,677,178	$1,296,453
Cash	1,804	—
Receivables
Investment securities sold	3,910	7,191
Dividends and interest	4,081	2,107
Dividend tax reclaim	732	27
Due from Adviser (Note 4)	11,428	18,034
Prepaid expenses	16,993	27,722
Total assets	6,716,126	1,351,534
LIABILITIES
Payables
Investment securities purchased	—	1,402
12b-1 distribution fees	2,529	73
Administration fees	12,368	15,408
Audit fees	10,287	6,388
Chief Compliance Officer fee	3,056	2,975
Custody fees	1,321	872
Fund accounting fees	10,522	12,216
Shareholder servicing fees	5,081	393
Transfer agent fees and expenses	10,723	18,089
Accrued expenses	3,742	1,330
Total liabilities	59,629	59,146
NET ASSETS	$6,656,497	$1,292,388

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2016 (Unaudited), Continued

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$2,047,239	$163,765
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	179,633	16,143
Net asset value, offering and redemption
price per share (Note 1)	$11.40	$10.14
Institutional Class
Net assets applicable to shares outstanding	$4,609,258	$1,128,623
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	402,450	111,086
Net asset value, offering and redemption
price per share (Note 1)	$11.45	$10.16
COMPONENTS OF NET ASSETS
Paid-in capital	$6,897,501	$1,244,473
Undistributed net investment income	36,318	6,158
Accumulated net realized loss on investments
and foreign currency	(742,727)	(39,961)
Net unrealized appreciation on investments
and foreign currency	465,405	81,718
Net assets	$6,656,497	$1,292,388

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Period Ended April 30, 2016 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld
of $22,655 and $79,210, respectively)	$1,215,350	$2,166,928
Interest	302	365
Total investment income	1,215,652	2,167,293
Expenses
Advisory fees (Note 4)	464,190	1,133,573
Administration fees (Note 4)	47,463	73,037
Transfer agent fees and expenses (Note 4)	26,890	50,217
Fund accounting fees (Note 4)	22,942	39,780
12b-1 distribution fees – Investor Class (Note 6)	21,457	27,816
Registration fees	17,052	16,990
Shareholder servicing fees – Investor Class (Note 5)	13,291	26,535
Audit fees	10,316	10,313
Custody fees (Note 4)	7,892	19,691
Trustee fees	5,512	6,598
Chief Compliance Officer fee (Note 4)	4,477	4,477
Legal fees	3,647	3,819
Reports to shareholders	1,840	6,593
Insurance expense	1,798	2,966
Miscellaneous expense	3,481	5,850
Total expenses	652,248	1,428,255
Less: advisory fee waiver (Note 4)	(153,311)	(240,331)
Net expenses	498,937	1,187,924
Net investment income	716,715	979,369

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(7,792,186)	(6,141,450)
Foreign currency	337	(100)
Capital gain distributions from regulated
investment companies	709	2,376
Net change in unrealized appreciation on:
Investments	4,058,520	(15,524,673)
Foreign currency	—	890
Net realized and unrealized loss on investments
and foreign currency	(3,732,620)	(21,662,957)
Net Decrease in Net Assets Resulting
from Operations	$(3,015,905)	$(20,683,588)

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Period Ended April 30, 2016 (Unaudited)

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund*
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld
of $1,456 and $139, respectively)	$89,223	$10,238
Interest	48	11
Total investment income	89,271	10,249
Expenses
Advisory fees (Note 4)	24,147	3,625
Administration fees (Note 4)	19,689	15,408
Transfer agent fees and expenses (Note 4)	15,530	18,090
Fund accounting fees (Note 4)	15,427	12,216
Registration fees	13,572	12,019
Audit fees	10,312	6,388
Trustee fees	5,215	2,380
Chief Compliance Officer fee (Note 4)	4,555	2,975
Legal fees	3,350	1,983
Custody fees (Note 4)	2,805	2,074
12b-1 distribution fees – Investor Class (Note 6)	2,510	73
Insurance expense	908	—
Reports to shareholders	550	198
Shareholder servicing fees – Institutional Class (Note 5)	46	333
Shareholder servicing fees – Investor Class (Note 5)	—	60
Miscellaneous expense	2,188	595
Total expenses	120,804	78,417
Less: advisory fee waiver and
expense reimbursement (Note 4)	(94,101)	(74,326)
Net expenses	26,703	4,091
Net investment income	62,568	6,158

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(470,200)	(39,966)
Foreign currency	20	5
Capital gain distributions from regulated
investment companies	119	—
Net change in unrealized appreciation on:
Investments	351,976	81,717
Foreign currency	—	1
Net realized and unrealized gain/(loss) on investments
and foreign currency	(118,085)	41,757
Net Increase/(Decrease) in Net Assets
Resulting from Operations	$(55,517)	$47,915

*	Commenced operations on December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$716,715	$1,517,178
Net realized gain/(loss) on:
Investments	(7,792,186)	(1,065,626)
Foreign currency	337	(824)
Capital gain distributions from regulated
investment companies	709	122
Net change in unrealized appreciation/
(depreciation) on investments	4,058,520	(8,286,173)
Net decrease in net assets
resulting from operations	(3,015,905)	(7,835,323)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(213,755)	(419,100)
Institutional Class	(1,165,785)	(2,229,884)
Total distributions to shareholders	(1,379,540)	(2,648,984)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(5,236,038)	(32,735,494)
Total decrease in net assets	(9,631,483)	(43,219,801)
NET ASSETS
Beginning of period	103,913,160	147,132,961
End of period	$94,281,677	$103,913,160
Undistributed net investment income
at end of period	$365,348	$1,028,173

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2016 (Unaudited)		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	95,480	$1,165,123	540,216	$7,183,304
Shares issued
on reinvestments
of distributions	15,182	194,484	31,157	401,612
Shares redeemed**	(329,455)	(3,898,685)	(1,059,845)	(14,169,923)
Net decrease	(218,793)	$(2,539,078)	(488,472)	$(6,585,007)
** Net of redemption
fees of		$119		$1,069

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2016 (Unaudited)		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	207,435	$2,414,785	430,113	$5,782,409
Shares issued
on reinvestments
of distributions	85,133	1,091,409	163,568	2,111,667
Shares redeemed**	(516,408)	(6,203,154)	(2,584,188)	(34,044,563)
Net decrease	(223,840)	$(2,696,960)	(1,990,507)	$(26,150,487)
** Net of redemption
fees of		$—		$2,837

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$979,369	$1,990,197
Net realized gain/(loss) on:
Investments	(6,141,450)	(3,123,099)
Foreign currency	(100)	(10,332)
Capital gain distributions from regulated
investment companies	2,376	919
Net change in unrealized appreciation/
(depreciation) on:
Investments	(15,524,673)	(29,094,654)
Foreign currency	890	1,292
Net decrease in net assets resulting
from operations	(20,683,588)	(30,235,677)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(315,865)	—
Institutional Class	(1,716,263)	(264,373)
From net realized gain on investments
Investor Class	—	(77,759)
Institutional Class	—	(133,042)
Total distributions to shareholders	(2,032,128)	(475,174)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(55,188,417)	(78,435,455)
Total decrease in net assets	(77,904,133)	(109,146,306)
NET ASSETS
Beginning of period	216,756,509	325,902,815
End of period	$138,852,376	$216,756,509
Undistributed net investment income
at end of period	$779,350	$1,832,109

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2016 (Unaudited)		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	90,436	$1,240,029	348,659	$5,572,257
Shares issued
on reinvestments
of distributions	20,603	296,276	4,874	74,663
Shares redeemed**	(1,576,239)	(20,256,203)	(3,951,347)	(62,608,886)
Net decrease	(1,465,200)	$(18,719,898)	(3,597,814)	$(56,961,966)
** Net of redemption
fees of		$88		$4,171

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2016 (Unaudited)		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	869,609	$11,453,989	1,192,372	$19,196,712
Shares issued
on reinvestments
of distributions	95,834	1,394,379	19,119	296,733
Shares redeemed**	(3,685,543)	(49,316,887)	(2,575,989)	(40,966,934)
Net decrease	(2,720,100)	$(36,468,519)	(1,364,498)	$(21,473,489)
** Net of redemption
fees of		$1,301		$3,704

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$62,568	$104,595
Net realized gain/(loss) on:
Investments	(470,200)	(247,055)
Foreign currency	20	(36)
Capital gain distributions from regulated
investment companies	119	66
Net change in unrealized appreciation/(depreciation)
on investments and foreign currency	351,976	(259,734)
Net decrease in net assets
resulting from operations	(55,517)	(402,164)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(27,622)	(18,522)
Institutional Class	(76,098)	(45,513)
From net realized gain on investments
Investor Class	—	(6,155)
Institutional Class	—	(11,466)
Total distributions to shareholders	(103,720)	(81,656)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(33,276)	(142,514)
Total decrease in net assets	(192,513)	(626,334)
NET ASSETS
Beginning of period	6,849,010	7,475,344
End of period	$6,656,497	$6,849,010
Undistributed net investment income
at end of period	$36,318	$77,470

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2016 (Unaudited)		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	3,133	$37,250
Shares issued
on reinvestments
of distributions	2,431	27,622	2,148	24,678
Shares redeemed	(13,419)	(136,981)	(23,299)	(265,807)
Net decrease	(10,988)	$(109,359)	(18,018)	$(203,879)

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2016 (Unaudited)		October 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	368	$4,400
Shares issued
on reinvestments
of distributions	6,675	76,098	4,938	56,980
Shares redeemed	(1)	(15)	(1)	(15)
Net increase	6,674	$76,083	5,305	$61,365

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS

December 31, 2015*
to
April 30, 2016
(Unaudited)
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$6,158
Net realized gain/(loss) on:
Investments	(39,966)
Foreign currency	5
Net change in unrealized appreciation on investments
and foreign currency	81,718
Net increase in net assets resulting from operations	47,915
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	1,244,473
Total increase in net assets	1,292,388
NET ASSETS
Beginning of period	—
End of period	$1,292,388
Undistributed net investment income at end of period	$6,158

(a)	A summary of share transactions is as follows:

	Investor Class
	December 31, 2015*
	to
	April 30, 2016
	(Unaudited)
	Shares	Paid-in Capital
Shares sold	16,143	$144,473
Net increase	16,143	$144,473

	Institutional Class
	December 31, 2015*
	to
	April 30, 2016
	(Unaudited)
	Shares	Paid-in Capital
Shares sold	111,086	$1,100,000
Net increase	111,086	$1,100,000

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,
	2016		Year Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$13.09		$14.10	$13.16	$10.18	$8.82	$8.02

Income from
investment operations:
Net investment income^	0.08		0.12	0.22	0.12	0.10	0.06
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.43)		(0.93)	0.81	2.94	1.30	0.79
Total from
investment operations	(0.35)		(0.81)	1.03	3.06	1.40	0.85

Less distributions:
From net investment income	(0.13)		(0.20)	(0.09)	(0.08)	(0.04)	(0.05)
From net realized
gain on investments	—		—	(0.01)	—	—	—
Total distributions	(0.13)		(0.20)	(0.10)	(0.08)	(0.04)	(0.05)
Redemption fees retained	0.00	^+	0.00 ^+	0.01 ^	0.00 ^+	0.00 ^+	—

Net asset value, end of period	$12.61		$13.09	$14.10	$13.16	$10.18	$8.82

Total return	-2.71	%‡	-5.73%	7.95%	30.30%	15.91%	10.60%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$18,601		$22,167	$30,765	$10,276	$8,255	$5,469
Ratio of expenses to
average net assets:
Before advisory fee waiver
and expense reimbursement	1.68	%†	1.79%	1.82%	2.03%	2.97%	4.34%
After advisory fee waiver
and expense reimbursement	1.35	%†~	1.43%	1.49%	1.40%	1.49%	1.49%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.92	%†	0.54%	1.24%	0.44%	(0.44%)	(2.12%)
After advisory fee waiver and
expense reimbursement	1.25	%†	0.90%	1.57%	1.07%	1.05%	0.73%
Portfolio turnover rate	9.38	%‡	15.44%	28.70%	29.36%	7.88%	20.39%
+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.39%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months						October 25,
	Ended						2011*
	April 30,						through
	2016		Year Ended October 31,				October 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$13.15		$14.18	$13.21	$10.20	$8.82	$8.60

Income from
investment operations:
Net investment income^	0.10		0.18	0.28	0.16	0.13	0.00	+
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.43)		(0.94)	0.83	2.95	1.31	0.22
Total from
investment operations	(0.33)		(0.76)	1.11	3.11	1.44	0.22

Less distributions:
From net investment income	(0.19)		(0.27)	(0.13)	(0.10)	(0.06)	—
From net realized
gain on investments	—		—	(0.01)	—	—	—
Total distributions	(0.19)		(0.27)	(0.14)	(0.10)	(0.06)	—
Redemption fees retained	—		0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	—

Net asset value, end of period	$12.63		$13.15	$14.18	$13.21	$10.20	$8.82

Total return	-2.53	%‡	-5.31%	8.47%	30.73%	16.42%	2.56	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$75,681		$81,746	$116,368	$46,752	$14,935	$1,493
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.32	%†	1.35%	1.32%	1.61%	2.43%	2.03	%†
After advisory fee waiver and
expense reimbursement	0.99	%†	0.99%	0.99%	0.99%	0.99%	0.99	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	1.27	%†	1.00%	1.64%	0.72%	(0.09%)	(1.34	%)†
After advisory fee waiver and
expense reimbursement	1.60	%†	1.36%	1.97%	1.34%	1.35%	(0.30	%)†
Portfolio turnover rate	9.38	%‡	15.44%	28.70%	29.36%	7.88%	20.39	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,
	2016		Year Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$15.12		$16.90	$17.02	$12.54	$10.19	$9.32

Income from
investment operations:
Net investment income/(loss)^	0.06		0.03	(0.03)	(0.06)	(0.05)	(0.08)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.30)		(1.80)	(0.09)	4.57	2.40	0.97
Total from
investment operations	(1.24)		(1.77)	(0.12)	4.51	2.35	0.89

Less distributions:
From net investment income	(0.09)		—	—	(0.03)	—	(0.02)
From net realized gain
on investments	—		(0.01)	—	(0.00)+	—	—
Total distributions	(0.09)		(0.01)	—	(0.03)	—	(0.02)
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of period	$13.79		$15.12	$16.90	$17.02	$12.54	$10.19

Total return	-8.25	%‡	-10.47%	-0.71%	36.07%	23.06%	9.50%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$32,281		$57,543	$125,084	$142,171	$20,935	$10,570
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.89	%†	2.01%	2.11%	2.19%	2.71%	3.43%
After advisory fee waiver and
expense reimbursement	1.61	%†~	1.77%	1.85%	1.85%	1.85%	1.99%#
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.68	%†	(0.03%)	(0.41%)	(0.70%)	(1.26%)	(2.16%)
After advisory fee waiver and
expense reimbursement	0.96	%†	0.21%	(0.15%)	(0.36%)	(0.40%)	(0.72%)
Portfolio turnover rate	6.93	%‡	27.30%	23.82%	4.28%	16.29%	11.83%

+	Less than $0.005.
^	Based on average shares outstanding.
#	Effective October 25, 2011, the Adviser reduced the expense cap to 1.85%.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.75%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months						October 25,
	Ended						2011*
	April 30,						through
	2016		Year Ended October 31,				October 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$15.38		$17.14	$17.17	$12.60	$10.19	$9.60

Income from
investment operations:
Net investment income^	0.08		0.16	0.07	0.04	0.01	0.00	+
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.33)		(1.89)	(0.10)	4.56	2.40	0.59
Total from
investment operations	(1.25)		(1.73)	(0.03)	4.60	2.41	0.59

Less distributions:
From net investment income	(0.17)		(0.02)	—	(0.03)	—	—
From net realized
gain on investments	—		(0.01)	—	(0.00)+	—	—
Total distributions	(0.17)		(0.03)	—	(0.03)	—	—
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	—

Net asset value, end of period	$13.96		$15.38	$17.14	$17.17	$12.60	$10.19

Total return	-8.17	%‡	-10.07%	-0.17%	36.65%	23.65%	6.15	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$106,571		$159,213	$200,819	$146,443	$19,540	$1,262
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.64	%†	1.59%	1.61%	1.69%	2.27%	2.74	%†
After advisory fee waiver and
expense reimbursement	1.35	%†	1.35%	1.35%	1.35%	1.35%	1.35	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.94	%†	0.75%	0.14%	(0.11%)	(0.86%)	1.11	%†
After advisory fee waiver and
expense reimbursement	1.23	%†	0.99%	0.40%	0.23%	0.06%	2.50	%†
Portfolio turnover rate	6.93	%‡	27.30%	23.82%	4.28%	16.29%	11.83	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months				December 31,
	Ended				2012*
	April 30,		Year Ended		through
	2016		October 31,		October 31,
	(Unaudited)		2015	2014	2013
Net asset value,
beginning of period	$11.62		$12.43	$12.55	$10.00

Income from
investment operations:
Net investment income^	0.10		0.14	0.12	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.18)		(0.83)	0.92	2.47
Total from investment operations	(0.08)		(0.69)	1.04	2.55

Less distributions:
From net investment income	(0.14)		(0.09)	(0.14)	—
From net realized
gain on investments	—		(0.03)	(1.02)	—
Total distributions	(0.14)		(0.12)	(1.16)	—

Net asset value, end of period	$11.40		$11.62	$12.43	$12.55

Total return	-0.64	%‡	-5.56%	8.75%	25.50	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$2,047		$2,215	$2,593	$89
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	3.92	%†	4.00%	7.27%	19.32	%†
After advisory fee waiver and
expense reimbursement	1.00	%†~	1.15%	1.25%	1.25	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(1.13	%)†	(1.65%)	(5.05%)	(17.18	%)†
After advisory fee waiver and
expense reimbursement	1.79	%†	1.20%	0.97%	0.89	%†
Portfolio turnover rate	13.96	%‡	21.22%	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.15%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months				December 31,
	Ended				2012*
	April 30,		Year Ended		through
	2016		October 31,		October 31,
	(Unaudited)		2015	2014	2013
Net asset value,
beginning of period	$11.71		$12.50	$12.61	$10.00

Income from
investment operations:
Net investment income^	0.11		0.19	0.19	0.13
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.18)		(0.83)	0.89	2.48
Total from
investment operations	(0.07)		(0.64)	1.08	2.61

Less distributions:
From net investment income	(0.19)		(0.12)	(0.17)	—
From net realized
gain on investments	—		(0.03)	(1.02)	—
Total distributions	(0.19)		(0.15)	(1.19)	—

Net asset value, end of period	$11.45		$11.71	$12.50	$12.61

Total return	-0.57	%‡	-5.14%	9.12%	26.10	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,609		$4,634	$4,882	$1,273
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	3.67	%†	3.59%	8.49%	19.27	%†
After advisory fee waiver and
expense reimbursement	0.75	%†	0.75%	0.75%	0.75	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.91	%)†	(1.25%)	(6.19%)	(17.16	%)†
After advisory fee waiver and
expense reimbursement	2.01	%†	1.59%	1.55%	1.36	%†
Portfolio turnover rate	13.96	%‡	21.22%	61.96%	167.81	%‡
*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Investor Class		Institutional Class
	December 31, 2015*		December 31, 2015*
	through		through
	April 30, 2016		April 30, 2016
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income^	0.03		0.05
Net realized and unrealized gain
on investments and foreign
currency related transactions	0.11		0.11
Total from investment operations	0.14		0.16

Net asset value, end of period	$10.14		$10.16

Total return	1.40	%‡	1.60	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$164		$1,128
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	20.94	%†	21.70	%†
After advisory fee waiver and
expense reimbursement	1.46	%†~	1.10	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(18.46	)%†	(18.84	)%†
After advisory fee waiver and
expense reimbursement	1.02	%†	1.76	%†
Portfolio turnover rate	32.33	%‡	32.33	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.40%.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”), the Huber Capital Mid Cap Value Fund (the “Mid Cap Value Fund”), and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Fund Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015, or expected to be taken in the Equity Income Fund, Small Cap Value Fund and the Diversified Large Cap Value Fund’s 2016 tax returns.  Management has analyzed the Mid Cap Value Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The Equity Income Fund, Small Cap Value Fund, Diversified Large Cap Value Fund, and Mid Cap Value Fund retained redemption fees of $119, $1,389, $0, and $0, respectively, during the period ended April 30, 2016.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At April 30, 2016, the Small Cap Value Fund had investments in illiquid securities with a total value of $2,236,608 or 1.61% of net assets.

Information concerning these illiquid securities is as follows:

Small Cap Value Fund	Shares	Dates Acquired	Cost Basis
Boston Pizza Royalties Income Fund	151,200	3/08 – 9/15	$2,340,037

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2016:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,270,028	$—	$—	$7,270,028
Consumer Staples	10,084,387	—	—	10,084,387
Energy	4,300,179	—	—	4,300,179
Financial Services	22,534,969	—	—	22,534,969
Health Care	12,102,821	—	—	12,102,821
Materials & Processing	5,023,179	—	—	5,023,179
Producer Durables	16,660,364	—	—	16,660,364
Technology	10,759,980	—	—	10,759,980
Utilities	4,040,607	—	—	4,040,607
Total Common Stocks	92,776,514	—	—	92,776,514
Short-Term Investments	1,642,147	—	—	1,642,147
Total Investments
in Securities	$94,418,661	$—	$—	$94,418,661

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$22,101,065	$2,236,608	$—	$24,337,673
Financial Services	50,179,849	—	—	50,179,849
Health Care	3,378,218	—	—	3,378,218
Materials & Processing	18,108,137	—	—	18,108,137
Producer Durables	27,067,234	—	—	27,067,234
Technology	10,194,834	—	—	10,194,834
Utilities	6,397,975	—	—	6,397,975
Total Common Stocks	137,427,312	2,236,608	—	139,663,920
Short-Term Investments	—	—	—	—
Total Investments
in Securities	$137,427,312	$2,236,608	$—	$139,663,920

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$313,074	$—	$—	$313,074
Consumer Staples	743,635	—	—	743,635
Energy	334,455	—	—	334,455
Financial Services	1,454,721	—	—	1,454,721
Health Care	876,988	—	—	876,988
Materials & Processing	292,025	—	—	292,025
Producer Durables	1,201,796	—	—	1,201,796
Technology	788,983	—	—	788,983
Utilities	449,028	—	—	449,028
Total Common Stocks	6,454,705	—	—	6,454,705
Short-Term Investments	222,473	—	—	222,473
Total Investments
in Securities	$6,677,178	$—	$—	$6,677,178

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$107,810	$—	$—	$107,810
Consumer Staples	68,436	—	—	68,436
Energy	176,165	—	—	176,165
Financial Services	405,385	—	—	405,385
Health Care	37,778	—	—	37,778
Industrials	118,589	—	—	118,589
Information Technology	102,065	—	—	102,065
Materials & Processing	141,795	—	—	141,795
Technology	45,540	—	—	45,540
Utilities	59,033	—	—	59,033
Total Common Stocks	1,262,596	—	—	1,262,596
Short-Term Investments	33,857	—	—	33,857
Total Investments
in Securities	$1,296,453	$—	$—	$1,296,453

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at April 30, 2016, the end of the reporting period. The Equity Income Fund, Diversified Large Cap Value Fund, and Mid Cap Value Fund recognized no transfers to/from level 1 or level 2.

The Small Cap Value Fund had the following transfers during the period ended April 30, 2016.

Transfers into Level 2	$2,236,608
Transfers out of Level 2	(3,256,070)
Net transfers into/or out of Level 2	$(1,019,462)

On April 30, 2016, a transfer was made from level 1 to level 2 due to a security being classified as illiquid by the Adviser and a transfer was made from level 2 to level 1 due to a security no longer being classified as illiquid by the Adviser.

There were no level 3 securities held in the Funds during the period ended April 30, 2016.

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the period ended April 30, 2016, the Equity Income Fund, Small Cap Value Fund, Diversified Large Cap Value Fund, and Mid Cap Value Fund incurred $464,190, $1,133,573, $24,147, and $3,625, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  As of April 1, 2016, the Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the extent necessary to limit the aggregate annual operating expenses to 1.39% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively, to 1.75% and 1.35% of average daily net assets of the Investor Class and Institutional class of the Small Cap Value Fund, respectively, to 1.15% and 0.75% of average daily net assets of the Investor Class and Institutional Class of the Diversified Large Cap Value Fund, respectively, and to 1.40% and 1.10% of average daily net assets of the Investor Class and Institutional Class of the Mid Cap Value Fund, respectively.  Prior to April 1, 2016, actual net expenses per the operating

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

expenses limitation agreement were limited to 1.49% for Investor Class shares of the Equity Income Fund, 1.85% for Investor Class shares of the Small Cap Value Fund, 1.25% for Investor Class shares of the Diversified Large Cap Value Fund and 1.50% for Investor Class shares of the Mid Cap Value Fund.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended April 30, 2016, the Adviser reduced its fees and absorbed Fund expenses in the amount of $153,311 for the Equity Income Fund, $240,331 for the Small Cap Value Fund, $94,101 for the Diversified Large Cap Value Fund, and $74,326 for the Mid Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2016	2017	2018	2019	Total
Equity Income Fund	$249,978	$403,983	$437,811	$153,311	$1,245,083
Small Cap Value Fund	499,138	865,697	656,781	240,331	2,261,947
Diversified Large
Value Fund	181,128	222,226	204,855	94,101	702,310
Mid Cap Value Fund	—	—	—	74,326	74,326

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the period ended April 30, 2016, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Administration	$47,463	$73,037	$19,689	$15,408
Fund Accounting	22,942	39,780	15,427	12,216
Transfer Agency (excludes
out-of-pocket expenses)	20,755	35,472	15,041	16,476
Custody (includes
overdraft fees)	7,892	19,691	2,805	2,074
Chief Compliance Officer	4,477	4,477	4,555	2,975

At April 30, 2016, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Administration	$31,720	$40,645	$12,368	$15,408
Fund Accounting	16,274	27,594	10,522	12,216
Transfer Agency (excludes
out-of-pocket)	14,514	25,430	10,364	16,476
Custody (includes
overdraft fees)	4,868	13,029	1,321	872
Chief Compliance Officer	2,977	2,977	3,056	2,975

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class Shares of the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class and the Institutional Class Shares of the Mid Cap Value Fund may pay servicing fees at an annual rate of 0.10% of its average daily net assets.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended April 30, 2016, the Equity Income Fund Investor Class, Small Cap Value Fund Investor Class, Diversified Large Cap Value Fund Investor Class, Mid Cap Value Fund Investor Class, and the Mid Cap Value Fund Institutional Class incurred shareholder servicing fees of $13,291, $26,535, $46, $60, and $333, respectively, under the Agreement, respectively.

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the period ended April 30, 2016, the Equity Income Fund Investor Class, Small Cap Value Fund Investor Class, Diversified Large Cap Value Fund Investor Class, and Mid Cap Value Investor Class paid the Distributor $21,457, $27,816, $2,510, and $73, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Purchases	$8,827,258	$11,804,264	$908,532	$1,575,220
Sales	13,975,901	62,254,926	887,940	354,375

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended April 30, 2016 and the year ended October 31, 2015 was as follows:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

	Equity Income Fund
	Period Ended	Year Ended
	April 30, 2016	October 31, 2015
Ordinary income	$1,379,540	$2,648,984
Long-term capital gains	—	—

	Small Cap Value Fund
	Period Ended	Year Ended
	April 30, 2016	October 31, 2015
Ordinary income	$2,032,128	$475,174
Long-term capital gains	—	—

	Diversified Large Cap Value Fund
	Period Ended	Year Ended
	April 30, 2016	October 31, 2015
Ordinary income	$103,720	$78,085
Long-term capital gains	—	3,571

The Mid Cap Value Fund did not make a distribution during the period ended April 30, 2016.

As of October 31, 2015, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

			Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
Cost of investments
for tax purposes (a)	$94,879,604	$204,182,924	$6,762,618
Gross tax
unrealized appreciation	21,237,036	42,735,690	770,115
Gross tax
unrealized depreciation	(12,564,607)	(33,481,460)	(660,317)
Net tax unrealized appreciation	8,672,429	9,254,230	109,798
Net unrealized
appreciation foreign currency	—	684	—
Undistributed ordinary income	1,028,173	1,832,493	77,470
Undistributed long-term
capital gain	—	—	—
Total distributable earnings	1,028,173	1,832,493	77,470
Other accumulated gains/(losses)	(1,029,686)	(2,731,323)	(269,035)
Total accumulated earnings	$8,670,916	$8,356,084	$(81,767)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

The cost basis of investments for federal income tax purposes at April 30, 2016 for the Huber Mid Cap Value Fund was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund did not have a full fiscal year):

Huber Mid Cap
Value Fund
Cost of investments	$1,214,736
Gross unrealized appreciation	123,534
Gross unrealized depreciation	(41,817)
Net unrealized appreciation	$81,717

At October 31, 2015, the Equity Income Fund had short-term and long-term capital loss carryforwards of $356,342 and $673,344, respectively.  The Small Cap Value Fund had short-term capital loss carryforwards of $2,731,323.  The Diversified Large Cap Value Fund had short-term and long-term capital loss carryforwards of $135,435 and $133,600, respectively.  The capital loss carryforwards in each Fund can be carried over indefinitely to offset future gains.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign securities and emerging markets are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect each Fund’s investments. In addition, the Funds may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2016 (Unaudited), Continued

•
Value Style Investing Risk – The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Funds may underperform other funds that use different investing styles.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid Cap Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2016 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2015

Information regarding how the Equity Income Fund, Small Cap Value Fund and Diversified Large Cap Value Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.  Furthermore, once filed, you can obtain information regarding how the Mid Cap Value Fund voted proxies relating to portfolio securities by calling 1-888-482-3726 or on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Huber Capital Diversified Large Cap Value Fund

At a meeting held on December 2-3, 2015, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) for another annual term for the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund, and the Huber Capital Diversified Large Cap Value Fund (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 14-15, 2015, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2015 on both an absolute basis and in comparison appropriate securities benchmarks and their peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe.

Huber Capital Equity Income Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group for one-year and three-year periods, and above the peer group for five-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and three-year periods, and above the peer group median for the  five-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that Fund marginally underperformed the composite for all relevant periods, and reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board noted that although the Fund had underperformed in more recent periods, the Fund performed above its benchmarks over the long term and that Board would continue to monitor the Fund’s performance.

Huber Capital Small Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year and three-year periods and above its peer group median for the five-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and three-year periods and above its peer group median for the five-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the composite for all relevant periods other than the since inception period, and reviewed the performance of the Fund against broad-based securities market benchmarks.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that although the Fund had underperformed in more recent periods, the Fund performed above its benchmarks over the long term and that Board would continue to monitor the Fund’s performance.

Huber Capital Diversified Large Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year period and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and since inception periods.

The Board also considered the Adviser’s explanation for the Fund’s underperformance, which included, but was not limited to, the more conservative positioning of the Fund as compared to many of its peers.  The Board also noted the Fund’s short-term performance for the three-month and year-to-date periods was above that of its Lipper peer group median and Morningstar peer group median.  The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the composite for all relevant periods, and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Funds were generally in line with or comparable to the fees charged by the Adviser to its similarly managed separate account clients, and to the extent fees charged to the Funds were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Funds.

Huber Capital Equity Income Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.49% for Investor Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

for Investor Class shares was above the peer group median and average.  The Board also noted that the total expense ratio for Institutional Class shares was below the peer group median and the peer group average, as well as below the peer group median and the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also noted that the contractual advisory fee was significantly above the peer group median and average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the contractual management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels, noting the Adviser represented that there are higher costs associated with managing the Fund, including regulating cash flows, tax compliance, frequent trade executions and regulatory compliance, such as Board and shareholder communications requirements.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that they were not unreasonable in light of the Fund’s significant outperformance of its peer group over longer-term periods.

Huber Capital Small Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Fund of 1.85% for Investor Class shares and 1.35% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average.  The Board also noted that the total expense ratio for Institutional Class shares was above the peer group median and slightly above the peer group average.  The Board also noted that the contractual advisory fee was significantly above the peer group median and average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the advisory fees from the Fund during the most recent fiscal period were significantly above the peer group median and average.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels, noting the Adviser

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

represented that there are higher costs associated with managing the Fund, including regulating cash flows, tax compliance, frequent trade executions and regulatory compliance, such as Board and shareholder communications requirements.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that they were not unreasonable in light of the Fund’s outperformance of its peer group over longer-term periods.

Huber Capital Diversified Large Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Fund of 1.25% for Investor Class shares and 0.75% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average.  The Board also noted that the total expense ratio for Institutional Class shares was below the peer group median and average.  The Board also noted that the contractual advisory fee was below the peer group median and the peer group average of funds of similar size.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels, noting the Adviser represented that there are higher costs associated with managing the Fund, including regulating cash flows, tax compliance, frequent trade executions and regulatory compliance, such as Board and shareholder communications requirements.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Equity Income Fund, $5 billion for the Small Cap Value Fund and $10 billion for the Large Cap Fund).  The Board noted that these breakpoint levels were significantly above current asset levels and that they would continue to review economies of scale at asset levels that were significantly below these breakpoint levels. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

and also considered that each Fund’s advisory fees contained breakpoints at very high asset levels.  The Board noted that since the Adviser continued to waive all or a portion of its advisory fee to maintain the expense caps, at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.  The Board noted that the current breakpoint schedules in the Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits, including benefits received in the form of Rule 12b-1 fees received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser.  The Board also reviewed information from the Adviser indicating that clients do not invest in the Funds through separately managed accounts, and as a result the Adviser was not receiving additional fall-out benefits from any such relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund and Huber Capital Diversified Large Cap Value Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund would be in the best interests of the Funds and their shareholders.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Capital Mid Cap Value Fund

At a meeting held on December 2-3, 2015, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved an investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) for the Huber Capital Mid Cap Value Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

A majority of the Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Fund, noting that the Adviser currently serves as investment adviser to three mutual funds within the Trust.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser currently manages a private investment fund with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, the Board noted that the Adviser does not currently manage any similar types of accounts.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Adviser was agreeing to waive its advisory fees and reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 1.50% of average daily net assets of the Investor Class shares and 1.10% of average daily net assets of the Institutional Class shares (the “Expense Caps”).

The Board noted that the Fund’s expected total operating expenses were below the peer group median and average for the Fund’s Institutional Class and above the peer group median and average for the Investor Class.  The Board noted that the expected contractual advisory fee of the Fund was above the peer group median and average.

The Board determined that it would continue to monitor the appropriateness of the advisory fee and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Fund grew.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the expected profitability to the Adviser from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Fund, such as benefits received in exchange for Rule 12b-1 fees and the use of soft dollars.  The Board considered the estimated profitability to the Adviser from its relationship with the Fund and considered any additional benefits that may be derived by the Adviser from its relationship with the Fund.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to obtain adequate funding to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Huber Funds

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date     July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date     July 5, 2016

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     July 5, 2016

* Print the name and title of each signing officer under his or her signature.